PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
Schedule of Property and Equipment, net

Property and equipment, net consisted of the following (in thousands):

	December 31,
	2019	2020
Land	$1,613	$1,613
Building and improvements	5,495	5,898
Machinery and equipment	17,661	21,478
Furniture and fixtures	511	1,406
Computer equipment and software	5,090	6,633
Molds and dyes	5,602	9,051
Leasehold improvements	2,611	3,573
Vehicles	2,338	3,061
Construction in progress	3,046	8,525
	43,967	61,238
Less: Accumulated depreciation	(6,122)	(13,881)
	$37,845	$47,357